Restatement of Previously Issued Unaudited Interim Condensed Consolidated Financial Statements	12 Months Ended
Dec. 31, 2023
Restatement of Previously Issued Unaudited Interim Condensed Consolidated Financial Statements
Restatement of Previously Issued Unaudited Interim Condensed Consolidated Financial Statements

Note 4. Restatement of Previously Issued Unaudited Interim Condensed Consolidated Financial Statements

The Company has restated its condensed consolidated statements of operations and comprehensive loss for the periods from July 22, 2023 to September 30, 2023 (Successor), consolidated statements of convertible preferred stock and stockholders’ deficit for the periods from July 22, 2023 to September 30, 2023 (Successor), consolidated statement of cash flows for the periods from July 22, 2023 to September 30, 2023 (Successor), along with certain related notes to such restated consolidated financial statements.

The error resulting in the restatement is the result of a reassessment of the write-off of acquired in-process research and development (IPR&D), which was previously recorded “on the line” in the Successor’s opening balance sheet. Upon further review, the Company determined the acquired IPR&D should have been reflected in the Successor’s opening balance sheet at the close of the Merger and the subsequent write-off should have been recognized in the consolidated statement of operations and comprehensive loss for the Successor period. This error resulted in non-cash corrections to increase the loss reported on the Company’s consolidated statement of operations and comprehensive loss for the Successor period from July 22, 2023 to September 30, 2023 by $348.0 million.

In addition to the restatement of the consolidated financial statements, the Company has also restated the following notes for the year ended December 31, 2023 to reflect the correction noted above.

●Note 2 – Summary of Significant Accounting Policies;
●Note 5 – Forward Merger;

The Company’s updated accounting does not have any effect on the Company’s previously reported or future cash flows or cash.

The following tables summarize the effect of the restatement on each financial statement line item as of the dates, and for the periods, indicated (in thousands):

Condensed Consolidated Statement of Operations and Comprehensive loss for the period from July 22, 2023 to September 30, 2023 (Successor) (Unaudited)	As Reported	Adjustment	As Restated
Acquired in-process research and development	$—	$348,000	$348,000
Total operating costs and expenses	(64,286)	348,000	283,714
Income (loss) from operations	64,286	(348,000)	(283,714)
Income (loss) before taxes	50,289	(348,000)	(297,711)
Net income (loss) and comprehensive income (loss)	50,289	(348,000)	(297,711)
Basic and diluted net income (loss) per share	$1.35	$(9.36)	$(8.01)

Condensed Consolidated Statement of Convertible Preferred Stock and Stockholders' Deficit for the period from July 22, 2023 to September 30, 2023 (Successor) (Unaudited)	As Reported	Adjustment	As Restated
Accumulated deficit, balance as of July 22, 2023 (Successor)	$(180,856)	$348,000	$167,144
Net income (loss)	$50,289	$(348,000)	$(297,711)